Hawaiian Tax-Free Trust
Schedule of Investments
December 31, 2019
(unaudited)

Principal Amount	General Obligation Bonds (36.3%):	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (20.0%):

	City and County of Honolulu, Hawaii, Series A
$1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$1,142,960
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,629,340
5,055,000	5.000%, 10/01/26	Aa1/NR/AA+	6,103,710
1,700,000	5.000%, 10/01/29	Aa1/NR/AA+	2,037,212
1,300,000	5.000%, 10/01/35	Aa1/NR/AA+	1,532,518
1,000,000	5.000%, 10/01/36	Aa1/NR/AA+	1,175,970

	City and County of Honolulu, Hawaii, Series 2018A
1,020,000	5.000%, 09/01/32	Aa1/NR/AA+	1,286,628

	City and County of Honolulu, Hawaii, Series 2019A, Rail Transit Project
1,500,000	5.000%, 09/01/25	Aa1/NR/AA+	1,811,625
1,060,000	5.000%, 09/01/26	Aa1/NR/AA+	1,308,687

	City and County of Honolulu, Hawaii, Series B
2,040,000	5.000%, 10/01/26	Aa1/NR/AA+	2,463,218
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,360,300
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,432,300
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,337,720

	City and County of Honolulu, Hawaii, Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,874,650

	City and County of Honolulu, Hawaii, Series 2019B, Rail Transit Project
1,095,000	4.000%, 09/01/24	Aa1/NR/AA+	1,236,978
1,175,000	3.000%, 09/01/25	Aa1/NR/AA+	1,287,459

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,268,866
2,745,000	5.000%, 10/01/26	Aa1/NR/AA+	3,314,478
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,482,609
4,430,000	5.000%, 10/01/28	Aa1/NR/AA+	5,319,987

	City and County of Honolulu, Hawaii, Series 2019C
1,000,000	4.000%, 08/01/26	Aa1/NR/AA+	1,168,690
1,000,000	4.000%, 08/01/29	Aa1/NR/AA+	1,207,160
2,000,000	4.000%, 08/01/36	Aa1/NR/AA+	2,322,740

	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,276,602

	City and County of Honolulu, Hawaii, Series 2017H, FRN (SIFMA plus 0.30%)
5,000,000	1.910%, 09/01/22	Aa1/NR/AA+	5,000,300

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA/NR	1,810,710

	County of Hawaii, 2016-Series A
1,010,000	4.000%, 09/01/35	Aa2/AA/NR	1,120,767

	County of Hawaii, 2017-Series A
1,610,000	5.000%, 09/01/27	Aa2/NR/AA+	2,005,078
1,930,000	5.000%, 09/01/28	Aa2/NR/AA+	2,394,841
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	5,126,827

	County of Hawaii, 2016-Series C
320,000	5.000%, 09/01/27	Aa2/AA/NR	388,653

	County of Hawaii, 2017-Series D
2,430,000	4.000%, 09/01/28	Aa2/NR/AA+	2,827,184

	County of Hawaii, Series E, BAN
6,000,000	2.090%, 08/06/20	Aa2/AA/NR	6,001,440

	County of Kauai, Hawaii, 2011-Series A
200,000	3.250%, 08/01/23	Aa2/AA/AA	206,712

	County of Kauai, Hawaii, 2012-Series A
515,000	5.000%, 08/01/21	Aa2/AA/AA	546,745

	County of Kauai, Hawaii, 2017 Series
410,000	5.000%, 08/01/21	Aa2/NR/AA	435,272
250,000	4.000%, 08/01/22	Aa2/NR/AA	268,430
300,000	3.000%, 08/01/24	Aa2/NR/AA	324,486
220,000	5.000%, 08/01/25	Aa2/NR/AA	264,988
185,000	5.000%, 08/01/26	Aa2/NR/AA	228,223
235,000	5.000%, 08/01/28	Aa2/NR/AA	294,258
825,000	2.500%, 08/01/29	Aa2/NR/AA	864,996
385,000	5.000%, 08/01/30	Aa2/NR/AA	478,193
200,000	4.000%, 08/01/32	Aa2/NR/AA	228,262
200,000	5.000%, 08/01/37	Aa2/NR/AA	243,612

	County of Kauai, Hawaii, Refunding, Series A
1,125,000	3.250%, 08/01/21	Aa2/AA/AA	1,163,621
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,510,328
1,295,000	4.000%, 08/01/24	Aa2/AA/AA	1,388,408
1,000,000	3.625%, 08/01/25	Aa2/AA/AA	1,037,960
970,000	3.000%, 08/01/25	Aa2/AA/AA	1,013,204
605,000	3.000%, 08/01/26	Aa2/AA/AA	629,351
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,463,038
345,000	5.000%, 08/01/29	Aa2/AA/AA	377,606

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,087,795
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,087,180

	County of Maui, Hawaii, Series 2012
320,000	5.000%, 06/01/21	Aa1/AA+/AA+	337,747

	County of Maui, Hawaii, Series 2014 Refunding
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,077,175
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,147,762
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,683,658

	County of Maui, Hawaii, Series 2018
4,160,000	5.000%, 09/01/26	Aa1/AA+/AA+	5,141,926
5,060,000	5.000%, 09/01/30	Aa1/AA+/AA+	6,426,504

	Total City & County		131,015,647

	State (16.3%):

	State of Hawaii, Series EE
385,000	5.000%, 11/01/22	Aa1/AA+/AA+	427,007
2,915,000	5.000%, 11/01/25	Aa1/AA+/NR	3,229,616

	State of Hawaii, Series EF
1,235,000	5.000%, 11/01/23	Aa1/AA+/AA+	1,370,492
5,000,000	5.000%, 11/01/24	Aa1/AA+/AA+	5,539,650

	State of Hawaii, Series EH
4,170,000	5.000%, 08/01/25	Aa1/AA+/AA+	4,734,576

	State of Hawaii, Series EH, Unrefunded balance
315,000	5.000%, 08/01/21	Aa1/AA+/NR	334,521

	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa1/AA+/AA+	2,324,183

	State of Hawaii, Series EO, Refunding
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA+	4,659,040
2,000,000	5.000%, 08/01/28	Aa1/AA+/AA+	2,327,700
1,045,000	5.000%, 08/01/29	Aa1/AA+/AA+	1,215,659
2,995,000	5.000%, 08/01/30	Aa1/AA+/AA+	3,470,636

	State of Hawaii, Series EP, Refunding
5,075,000	5.000%, 08/01/23	Aa1/AA+/AA+	5,767,839
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA+	5,864,800
5,130,000	5.000%, 08/01/25	Aa1/AA+/AA+	6,011,078
5,300,000	5.000%, 08/01/26	Aa1/AA+/AA+	6,182,980

	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa1/AA+/AA+	235,674
1,980,000	5.000%, 10/01/30	Aa1/AA+/AA+	2,360,239

	State of Hawaii, Series EZ Refunding
2,085,000	5.000%, 10/01/26	Aa1/AA+/AA+	2,514,990

	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa1/AA+/AA+	7,475,624
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA+	2,579,923

	State of Hawaii, Series FG
715,000	5.000%, 10/01/28	Aa1/AA+/AA+	878,914

	State of Hawaii, Series FH
825,000	5.000%, 10/01/25	Aa1/AA+/AA+	999,595
3,615,000	5.000%, 10/01/28	Aa1/AA+/AA+	4,443,739

	State of Hawaii, Series FN
2,500,000	5.000%, 10/01/29	Aa1/AA+/AA+	3,136,550

	State of Hawaii, Series FT
10,040,000	5.000%, 01/01/29	Aa1/AA+/AA+	12,686,444
1,680,000	5.000%, 01/01/30	Aa1/AA+/AA+	2,108,131
4,000,000	5.000%, 01/01/33	Aa1/AA+/AA+	4,965,480
1,000,000	5.000%, 01/01/38	Aa1/AA+/AA+	1,224,760

	State of Hawaii, Series FW
3,000,000	5.000%, 01/01/24	Aa1/AA+/AA+	3,454,800
4,000,000	4.000%, 01/01/25	Aa1/AA+/AA+	4,544,680

	Total State		107,069,320

	Total General Obligation Bonds		238,084,967

	Revenue Bonds (44.9%):

	Airport (6.2%):

	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/AA-/A+	13,741,520
5,000,000	5.000%, 07/01/22	A1/AA-/A+	5,272,100
1,500,000	5.000%, 07/01/23	A1/AA-/A+	1,581,405
2,000,000	5.000%, 07/01/24	A1/AA-/A+	2,108,540
3,000,000	5.000%, 07/01/45	A1/AA-/A+	3,419,910

	State of Hawaii Airport System Revenue Refunding, Series A
1,000,000	5.250%, 07/01/23	A1/AA-/A+	1,020,660

	State of Hawaii Airport System Revenue, Series A
1,020,000	5.000%, 07/01/22	A1/AA-/A+	1,039,717
180,000	5.000%, 07/01/34	A1/AA-/A+	183,128

	State of Hawaii Airport System Revenue, Series A, AMT
4,000,000	5.000%, 07/01/29	A1/AA-/A+	4,994,640
2,000,000	5.000%, 07/01/32	A1/AA-/A+	2,458,100

	State of Hawaii Airport System Revenue, Series B
2,000,000	5.000%, 07/01/25	A1/AA-/A+	2,397,780

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
1,060,000	5.000%, 08/01/21 AGM Insured	A2/AA/A	1,121,215
800,000	5.000%, 08/01/21	A2/A+/A	846,200
360,000	5.000%, 08/01/23	A2/A+/A	404,960

	Total Airport		40,589,875

	Education (4.4%):

	University of Hawaii, Revenue Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa2/NR/AA	534,045
1,610,000	5.000%, 10/01/25	Aa2/NR/AA	1,940,791
4,635,000	5.000%, 10/01/29	Aa2/NR/AA	5,667,029
3,825,000	5.000%, 10/01/31	Aa2/NR/AA	4,643,474

	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa2/NR/AA	1,162,726
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,409,825
1,050,000	5.000%, 10/01/25	Aa2/NR/AA	1,265,733
1,045,000	5.000%, 10/01/26	Aa2/NR/AA	1,255,212

	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa2/NR/AA	1,922,709
1,335,000	5.000%, 10/01/29	Aa2/NR/AA	1,671,594
2,080,000	5.000%, 10/01/30	Aa2/NR/AA	2,591,763
2,690,000	5.000%, 10/01/31	Aa2/NR/AA	3,343,509

	University of Hawaii, 2017B, Refunding
1,000,000	3.000%, 10/01/28	Aa2/NR/AA	1,104,430

	Total Education		28,512,840

	Housing (1.9%):

	State of Hawaii Housing Finance and Development Corp., Hale Kewalo Apartments, Series A
10,300,000	1.900%, 01/01/21 GNMA/FHA Insured	NR/AA+/NR	10,303,914

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,887,598

	State of Hawaii Housing Finance and Development Corp., Kuhio Park Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured Liquidity Agreement	NR/AA+/NR	190,543

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
220,000	4.500%, 01/01/26 GNMA/ FNMA/ FHLMC Insured	Aaa/AA+/AAA	224,866

	Total Housing		12,606,921

	Medical (7.6%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
695,000	5.000%, 07/01/20	A1/NR/AA-	708,295
750,000	5.000%, 07/01/21	A1/NR/AA-	791,858
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,126,890
685,000	5.000%, 07/01/25	A1/NR/AA-	770,420
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,516,082
280,000	5.000%, 07/01/28	A1/NR/AA-	312,474

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A1/NR/AA-	428,035
355,000	5.125%, 07/01/31	A1/NR/AA-	394,220

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
2,025,000	5.000%, 07/01/20	A1/AA-/NR	2,063,738
1,295,000	5.000%, 07/01/21	A1/AA-/NR	1,365,888
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,636,500
1,090,000	5.000%, 07/01/23	A1/AA-/NR	1,225,520
4,655,000	5.000%, 07/01/24	A1/AA-/NR	5,386,487
3,120,000	5.000%, 07/01/25	A1/AA-/NR	3,704,064
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,028,605
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,355,500
850,000	5.000%, 07/01/28	A1/AA-/NR	996,778
15,420,000	5.000%, 07/01/35	A1/AA-/NR	17,680,572

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
1,000,000	5.000%, 11/15/21	NR/NR/A	1,073,940
3,575,000	5.125%, 11/15/32	NR/NR/A	3,945,120

	Total Medical		49,510,986

	Transportation (8.4%):

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	Aa3/AA-/AA-	16,863,990
6,025,000	5.625%, 07/01/40	Aa3/AA-/AA-	6,153,031

	State of Hawaii Highway Revenue, Series A
1,555,000	5.000%, 01/01/25	Aa1/AA+/AA	1,818,433
5,000,000	5.000%, 01/01/27	Aa1/AA+/AA	6,150,800
5,000,000	5.000%, 01/01/30	Aa1/AA+/AA	6,081,700
4,750,000	4.000%, 01/01/31	Aa1/AA+/AA	5,382,653
3,040,000	5.000%, 01/01/32	Aa1/AA+/AA	3,255,019

	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 01/01/26	Aa1/AA+/NR	1,211,840
2,200,000	5.000%, 01/01/31	Aa1/AA+/NR	2,795,474
1,000,000	5.000%, 01/01/32	Aa1/AA+/NR	1,264,120

	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 01/01/25	Aa1/AA+/AA	2,369,060
1,340,000	5.000%, 01/01/27	Aa1/AA+/AA	1,648,414

	Total Transportation		54,994,534

	Utility (5.0%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
11,320,000	3.100%, 05/01/26	Baa2/NR/A-	11,900,150

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
4,000,000	4.000%, 03/01/37	Baa2/NR/A-	4,308,440

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015
6,500,000	3.200%, 07/01/39	Baa2/NR/A-	6,610,955

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015, AMT
500,000	3.250%, 01/01/25	Baa2/NR/A-	526,300

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2019, AMT
8,500,000	3.500%, 10/01/49	NR/NR/A-	8,604,040

	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
742,416	1.467%, 07/01/22	Aaa/AAA/AAA	741,807

	Total Utility		32,691,692

	Water & Sewer (10.3%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
265,000	5.000%, 07/01/21	Aa2/NR/AA+	280,481
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,131,660
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,202,144
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,085,862
875,000	5.000%, 07/01/27	Aa2/NR/AA+	1,014,773
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	2,024,715

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,149,351
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,312,355
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,467,734
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,308,797
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,800,428

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015 B
2,060,000	5.000%, 07/01/23	Aa2/NR/AA	2,332,723
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,334,260
2,075,000	5.000%, 07/01/25	Aa2/NR/AA	2,488,921
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,364,440
3,700,000	5.000%, 07/01/31	Aa2/NR/AA	4,362,152

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
2,000,000	5.000%, 07/01/34	Aa2/NR/AA	2,394,860

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	7,370,820

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019A
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,334,260
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,565,140

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015 A
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,793,200

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2019 A
1,375,000	3.000%, 07/01/26	Aa3/NR/AA-	1,511,249
1,050,000	3.000%, 07/01/27	Aa3/NR/AA-	1,163,852

	Total Water & Sewer		67,794,177

	Other (1.1%):

	Hawaii State Department of Hawaiian Home Lands, Series 2017
925,000	5.000%, 04/01/22	Aa3/NR/NR	1,004,060
600,000	5.000%, 04/01/23	Aa3/NR/NR	672,558
500,000	5.000%, 04/01/24	Aa3/NR/NR	578,035
850,000	5.000%, 04/01/26	Aa3/NR/NR	1,031,713
905,000	5.000%, 04/01/29	Aa3/NR/NR	1,108,535
785,000	5.000%, 04/01/30	Aa3/NR/NR	957,205

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
330,000	5.000%, 11/01/24	Aa2/NR/NR	388,644
145,000	5.000%, 11/01/25	Aa2/NR/NR	175,344
1,115,000	5.000%, 11/01/27	Aa2/NR/NR	1,403,205

	Total Other		7,319,299

	Total Revenue Bonds		294,020,324

	Pre-Refunded\ Escrowed to Maturity Bonds (17.1%)††

	Pre-Refunded\ Escrowed to Maturity General Obligation Bonds (10.2%)

	City & County (4.5%):

	City and County of Honolulu, Hawaii, Refunding, Series B, Prerefunded to 12/01/20 @100
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,167,250

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 11/01/22 @100
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,219,520
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,548,800
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,548,800
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,548,800

	County of Hawaii, Series A, Prerefunded to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA/AA+	1,655,070

	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA/AA+	551,690
1,000,000	5.000%, 09/01/25	Aa2/AA/AA+	1,103,380
1,000,000	5.000%, 09/01/27	Aa2/AA/AA+	1,103,380
1,000,000	5.000%, 09/01/28	Aa2/AA/AA+	1,103,380

	Total City & County		29,550,070

	State (5.7%):

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	3,986,506
3,580,000	5.000%, 12/01/26	NR/NR/NR*	3,843,309
1,305,000	5.000%, 12/01/26	Aa1/AA+/AA+	1,402,262
3,240,000	5.000%, 12/01/28	NR/NR/NR*	3,481,477
945,000	5.000%, 12/01/28	Aa1/AA+/AA+	1,015,431
8,845,000	5.000%, 12/01/29	NR/NR/NR*	9,504,218
1,735,000	5.000%, 12/01/29	Aa1/AA+/AA+	1,864,310
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,534,517
2,315,000	5.000%, 12/01/30	Aa1/AA+/AA+	2,487,537

	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
80,000	5.000%, 11/01/24	Aa1/AA+/NR	88,781
45,000	5.000%, 11/01/24	NR/NR/NR*	49,939
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,646,778
70,000	5.000%, 11/01/27	NR/NR/NR*	77,683
220,000	5.000%, 11/01/27	Aa1/AA+/NR	244,147

	State of Hawaii, Series EH, Prerefunded to 08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA+	2,048,328

	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,308

	Total State		37,280,531

	Total Pre-Refunded\ Escrowed to Maturity General Obligation Bonds		66,830,601

	Pre-Refunded Revenue Bonds (6.9%)

	Transportation (2.3%):

	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa1/AA+/AA	6,466,560
4,140,000	5.000%, 01/01/29	Aa1/AA+/AA	4,461,926
3,980,000	5.000%, 01/01/30	Aa1/AA+/AA	4,289,485

	Total Transportation		15,217,971

	Water & Sewer (4.6%):

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/21 @100
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	5,633,467
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,708,570
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,043,630
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,124,220

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,097,000
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,097,000
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,645,500
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,742,500

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,144,880
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,217,320

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2010 A
4,400,000	4.500%, 07/01/27	Aa3/NR/AA-	4,475,328

	Total Water & Sewer		29,929,415

	Total Pre-Refunded Revenue Bonds		45,147,386

	Total Pre-Refunded\ Escrowed to Maturity Bonds		111,977,987

	Total Municipal Bonds (cost 617,902,651)		644,083,278

Shares	Short-Term Investment (0.3%)
1,945,037	Dreyfus Government Cash Management, Institutional Shares, 1.51%**(cost 1,945,037)	Aaa-mf/AAAm/NR	1,945,037

	Total Investments (cost 619,847,688-note b)	98.6%	646,028,315
	Other assets less liabilities	1.4	9,102,246
	Net Assets	100.0%	$655,130,561

		Percent of
	Portfolio Distribution By Quality Rating	Investments†
	Aaa and Aaa-mf of Moody's or AAA and AAAm of S&P or Fitch	0.5%
	Prerefunded bonds\ ETM bonds ††	17.3
	Aa of Moody's or AA of S&P or Fitch	76.3
	A of Moody's or S&P or Fitch	5.9
		100.0%

PORTFOLIO ABBREVIATIONS:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificates of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FHA	Federal Housing Association
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
NR	Not Rated
SIFMA	Securities Industry and Financial Markets Association

*

Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Illiquid security: This security represents 0.9% of net assets.

†	Where applicable, calculated using the highest rating of the three NRSRO.

††

Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date.  Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At December 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $619,847,688 amounted to $26,180,627 which consisted of aggregate gross unrealized appreciation of $26,209,994 and aggregate gross unrealized depreciation of $29,367.

(c)

Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,945,037
Level 2 – Other Significant Observable Inputs- Municipal Bonds	644,083,278
Level 3 – Significant Unobservable Inputs	—
Total	$646,028,315
+ See schedule of investments for a detailed listing of securities.